Stock compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-based compensation
Stock compensation

Note 13 — Share-based compensation

Equity Incentive Plans

In January 2022, the Board of Directors of GSH approved and adopted the Great Southern Homes, Inc. 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan is administered by a committee appointed by the Board of Directors and has reserved 3,000 common shares to be issued as equity-based awards to directors and employees of GSH. The number of awards reserved is subject to change based on certain corporate events or changes in GSH’s capital structure and the shares vest ratably over four years. The 2022 Plan defines awards to include incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, stock bonus awards, and performance compensation awards. Effective as of March 30, 2023, in connection with the Business Combination, the Company’s board of directors adopted the United Homes Group, Inc. 2023 Equity Incentive Plan (the “2023 Plan”) at which time the 2022 Plan was terminated. The outstanding options prior to the Business Combination were cancelled in exchange of substantially equivalent options to acquire shares of Common Stock of the Company based on the conversion ratio for the UHG common shares in the Business Combination. No further grants can be made under the 2022 Plan. The 2023 Plan provides that the number of shares reserved and available for issuance under the 2023 Plan will automatically increase each January 1, beginning on January 1, 2024, by 4% of the number of outstanding shares of Common Stock on the immediately preceding December 31, or such lesser amount as determined by the Company’s board of directors. Each replacement stock option is subject to the same terms and conditions as were applicable under the 2022 Plan.

The Company concluded that the replacement stock options issued in connection with the Business Combination did not require accounting for effects of the modification under ASC 718 as it was concluded that a) the fair value of the replacement award is the same as the fair value of the original award immediately before the original award was replaced, b) there were no changes in the vesting terms, and c) the classification of awards did not change.

As of March 31, 2023, the Company had only issued incentive and non-qualified stock options.

The following table summarizes the activity relating to the Company’s stock options. The below stock option figures are presented giving effect to a retroactive application of the Business Combination which resulted in a replacement of the previous 2022 Plan stock options with the 2023 Plan, as described above, at an Exchange Ratio of approximately 373.47. In addition, the exercise price for each replacement stock option was also adjusted using the Exchange Ratio.

		Weighted-
		Average
		Per share
		Exercise
	Stock options	price
Outstanding, December 31, 2022	870,567	$2.81
Granted	—	2.81
Forfeited	(85,555)	2.81
Outstanding, March 31, 2023	785,012	$2.81
Options exercisable at March 31, 2023	197,912	$2.81

The aggregate intrinsic value of the stock options outstanding was $10,561,716 and $7,460,132 as of March 31, 2023 and December 31, 2022 respectively. The intrinsic value of a stock option is the amount by which the fair value of the underlying stock exceeds the price of the option.

The Company recognizes stock compensation expense resulting from the equity-based awards over the requisite service period. Stock compensation expense is recorded based on the estimated fair value of the equity‑based award on the grant date using the Black‑Scholes valuation model. Stock compensation expense is recognized in the Selling, general and administrative expense line item in the Condensed Consolidated Statements of Operations. Total stock compensation expense included in the Condensed Consolidated Statements of Operations for the three-months period ended March 31, 2023 and 2022 was $51,079 and $41,422, respectively. As of March 31, 2023, there was unrecognized stock compensation expense related to non-vested stock option arrangements totaling $602,264. The weighted average period over which the unrecognized stock compensation expense is expected to be recognized is 2.81 years.

Prior to the Business Combination, Legacy UHG’s common stock was not publicly traded, it estimated the fair value of common stock based on the combination of the three methods: (i) the discounted cash flow method of the income approach; (ii) the guideline company method of the market approach; and (iii) the subject transaction method of the market approach.

Legacy UHG considers numerous objective and subjective factors to determine the fair value of the Company’s common stock. The factors considered include, but are not limited to: (i) the results of periodic independent third-party valuations; (ii) nature of the business and history of the enterprise from its inception; (iii) the economic outlook in general and for the specific industry; (iv) the book value of the stock and financial condition of the business; (v) earning and dividend paying capacity of the business; (vi) the market prices of stocks of corporations engaged in the same or similar lines of business having their stock actively traded in a free and open market, either on an exchange or over-the-counter.

The following table presents the assumptions used in the Black-Scholes option-pricing model to determine the grant date fair value of stock options granted during the year ended December 31, 2022 adjusted by the Exchange Ratio, the fair value of stock options immediately before the original award was replaced and the fair value of stock options replaced on the replacement date.

Inputs	March 30, 2023	January 19, 2022
Risk-free interest rate	3.77%	1.82%
Expected volatility	40%	35%
Expected dividend yield	—%	—%
Expected life (in years)	5.10	6.25
Fair value of options	$10.41	$1.06

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury zero coupon bond issued in effect at the time of the grant for the periods corresponding with the expected term of the stock option.

Expected Volatility — The expected volatility was estimated based on the average volatility for comparable publicly traded companies over a period equal to the expected term of the options.

Expected Dividend Yield — The dividend yield is based on the history and expectation of dividend payouts. The Company does not expect to pay cash dividends to shareholders during the term of options, therefore the expected dividend yield is determined to be zero.

Expected Life — The expected term represents the period the options granted are expected to be outstanding in years. As Legacy UHG does not have sufficient historical experience for determining the expected term, the expected term has been derived based on the SAB 107 simplified method for awards that qualify as plain-vanilla options.

Certain stock options issued under the 2023 Plan are issued to individuals who are not employees of the Company and who are not providing goods or services to the Company. These options are recognized in accordance with ASC 815 as a derivative liability and marked to market at each reporting period end. The derivative liability of stock options amounts to $2,111,948 and is included within Derivative liability on the Condensed Consolidated Balance Sheet as of March 31, 2023. Unrealized loss on the derivative liability of stock options amounts to $922,263 and is included as Change in fair value of derivative liability within the Condensed Consolidated Statement of Operations for the three-months period ended March 31, 2023.

Stock warrants

In January 2022, Legacy UHG granted an option to non-employee directors to purchase 1,867,368 stock warrants for $150,000. Each warrant represents one non-voting common share. The warrants are exercisable at $4.05 per warrant, which represents an out-of-the-money strike price. The warrants can be exercised for 10 years starting from July 1, 2022. Using the Black-Scholes valuation model, the Company determined the aggregate fair value of these warrants to be approximately $1,376,800 as of the grant date. Because there is no continued service requirement for the warrant holders, the Company recorded a one-time stock compensation expense in the amount of $1,226,800 within the Selling, general and administrative expense line item in the Condensed Consolidated Statement of Operations for the year ended December 31, 2022.

The following table presents the assumptions used in the Black-Scholes option-pricing model to determine the grant date fair value of stock warrants granted during the year ended December 31, 2022. There were no warrants granted during the three month period ended March 31, 2023.

Inputs	December 31, 2022
Risk-free interest rate	1.78%
Expected volatility	35%
Expected dividend yield	—%
Expected life (in years)	6.40
Fair value of warrants granted	$0.7

The methodology for determining the inputs is consistent with the input methodology for stock options as described above.

In March 2022, the option holders purchased the warrants in exchange for $150,000 cash consideration. This amount was recorded directly to Additional Paid-in Capital in the Company’s Condensed Consolidated Balance Sheet.

The outstanding stock warrants prior to the Business Combination were converted into warrants to acquire a number of shares of Common Stock of the Company based on the Exchange Ratio for the UHG common shares in the Business Combination. The above stock warrants figures are presented giving effect to a retroactive application of the Business Combination which resulted in a conversion of the warrants at an Exchange Ratio of approximately 373.47:1. In addition, the exercise price for each converted stock warrant was also adjusted using the Exchange Ratio. Each converted stock warrant is subject to the same terms and conditions as were applicable prior to the conversion.

As of March 31, 2023, no warrants have been exercised.

The Earnout Shares issuable to holders of equity stock options as of the Closing Date are accounted for as equity classified stock compensation and do not have a requisite service period. During the three months ended March 31, 2023, the Company recognized a one-time stock-based compensation expense related to the Earnout of $4.4 million, which is excluded from the above stock-based compensation expense table. See Note 14 - Earnout Shares for the assumptions and inputs used in the valuation of the Earnout Shares.

Note 10 — Stock compensation

Stock options

In January 2022, the Board of Directors of GSH approved and adopted the Great Southern Homes, Inc. 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan is administered by a committee appointed by the Board of Directors and has reserved 3,000 common shares to be issued as equity-based awards to directors and employees of GSH. The number of awards reserved is subject to change based on certain corporate events or changes in GSH’s capital structure and the shares vest ratably over four years. The 2022 Plan defines awards to include incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, stock bonus awards, and performance compensation awards. As of December 31, 2022, GSH had only issued incentive and non-qualified stock options.

The following table summarizes the GSH stock options that were specifically granted to directors and employees of Homebuilding for the year ended December 31, 2022:

		Weighted-
		Average
		Per share
		Exercise
	Stock options	price
Outstanding, December 31, 2021	—	$—
Granted	2,524	1,049.60
Forfeited	(193)	1,049.60
Outstanding, December 31, 2022	2,331	$1,049.60
Options exercisable at December 31, 2022	—	$—

The aggregate intrinsic value of the stock options outstanding was $7,460,132 as of December 31, 2022. The intrinsic value of a stock option is the amount by which the fair value of the underlying stock exceeds the price of the option.

GSH recognizes stock compensation expense resulting from the equity-based awards over the requisite service period. Stock compensation expense is recorded based on the estimated fair value of the equity-based award on the grant date using the Black-Scholes valuation model. Stock compensation expense is recognized in the Selling, general and administrative expense line item in the statement of income. Stock compensation expense included in the carve-out statement of income for the year ended December 31, 2022 was $195,830. As of December 31, 2022, there was unrecognized stock compensation expense related to non-vested stock option arrangements totaling $608,826. The weighted average period over which the unrecognized stock compensation expense is expected to be recognized is 3 years.

As GSH’s common stock is not publicly traded, it estimates the fair value of common stock based on the combination of the three methods: (i) the discounted cash flow method of the income approach; (ii) the guideline company method of the market approach; and (iii) the subject transaction method of the market approach.

GSH considers numerous objective and subjective factors to determine the fair value of the Company’s common stock. The factors considered include, but are not limited to: (i) the results of periodic independent third-party valuations; (ii) nature of the business and history of the enterprise from its inception; (iii) the economic outlook in general and for the specific industry; (iv) the book value of the stock and financial condition of the business; (v) earning and dividend paying capacity of the business; (vi) the market prices of stocks of corporations engaged in the same or similar lines of business having their stock actively traded in a free and open market, either on an exchange or over-the-counter.

The following assumptions were used in the Black-Scholes valuation model to determine the estimated fair value of the stock options granted during the year ended December 31, 2022:

Inputs	December 31, 2022
Risk free interest rate	1.82%
Expected volatility	35%
Expected dividend yield	—%
Expected life (in years)	6.25
Fair value of options	$394.7

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury zero coupon bond issued in effect at the time of the grant for the periods corresponding with the expected term of the stock option.

Expected Volatility — GSH’s expected volatility was estimated based on the average volatility for comparable publicly traded companies over a period equal to the expected term of the options.

Expected Dividend Yield — The dividend yield is based on the GSH’s history and expectation of dividend payouts. The Company does not expect to pay cash dividends to shareholders during the term of options, therefore the expected dividend yield is determined to be zero.

Expected Life — The expected term represents the period the options granted are expected to be outstanding in years. As GSH does not have sufficient historical experience for determining the expected term, the expected term has been derived based on the SAB 107 simplified method for awards that qualify as plain-vanilla options.

Stock warrants

In January 2022, GSH granted an option to non-employee directors to purchase 5,000 stock warrants for $150,000. Each warrant represents one non-voting common share. The warrants are exercisable at $1,512 per warrant, which represents an out-of-the-money strike price. The warrants can be exercised for 10 years starting from July 1, 2022. Using the Black-Scholes valuation model, GSH determined the aggregate fair value of these warrants to be approximately $1,376,800 as of the grant date. Because there is no continued service requirement for the warrant holders, the Company recorded a one-time stock compensation expense in the amount of $1,226,800 within the Selling, general and administrative expense line item in the Statement of income for the year ended December 31, 2022.

The following assumptions were used in the Black-Scholes valuation model to determine the estimated fair value of the stock warrants granted during the year ended December 31, 2022:

Inputs	December 31, 2022
Risk free interest rate	1.78%
Expected volatility	35%
Expected dividend yield	—%
Expected life (in years)	6.40
Fair value of warrants granted	$275.4

The methodology for determining the inputs is consistent with the input methodology for stock options as described above.

In March 2022, the option holders purchased the warrants in exchange for $150,000 cash consideration. This amount was recorded directly to Shareholders’ and other affiliates’ net investment in the Company’s Balance sheet. As of December 31, 2022, no warrants have been exercised.